LONG-TERM INVESTMENT (Details) - USD ($) $ in Thousands	Dec. 05, 2024	Dec. 31, 2024
LONG-TERM INVESTMENT
Long-term investment		$ 393
Anhui Kaixin New Energy Vehicle Co., Ltd.
LONG-TERM INVESTMENT
Long-term investment		$ 393
Percentage of Ownership Sold	66.702%
Percentage of ownership interest	33.298%